Secured and Unsecured Debt (Details 5) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Convertible Notes	Dec. 31, 2010 Convertible Notes	Nov. 30, 2006 4.625% convertible senior notes due 2026 ("Old Notes")	Dec. 31, 2011 4.625% convertible senior notes due 2026 ("Old Notes")	Dec. 31, 2010 4.625% convertible senior notes due 2026 ("Old Notes")	Nov. 13, 2006 4.625% convertible senior notes due 2026 ("Old Notes")	Dec. 31, 2011 5.0% convertible senior notes due 2029 ("New Notes") D	Dec. 31, 2010 5.0% convertible senior notes due 2029 ("New Notes")
Convertible notes
Aggregate principal amount of convertible senior notes						$ 180,000
Debt instrument interest rate stated percentage									4.625%		5.00%
Repurchase of convertible notes								15,000
Exchange of convertible notes for New Notes								29,215
Change of control redemption price, percentage of principal										100.00%
Trading period (in days)										30
Conversion rate, principal amount of debt that is convertible into the disclosed number of shares.							1
Conversion rate, number of shares per $1 principal into which the debt can be converted										102.8807
Conversion price per share of common stock (in dollars per share)										$ 9.72
Accrued interest				183	650
Equity portion of convertible notes, recorded in additional paid in capital				9,412	9,412
Debt and equity components
Equity Component				9,321	9,279
Debt Component				29,215	110,000
Net Carrying Value	27,863	107,360		27,863	107,360
Equity issuance costs and accumulated amortization				91	133
Principal outstanding, convertible notes				29,215	110,000					29,215
Total interest expense related to convertible notes
Interest expense at coupon rate	4,725	5,554	6,457
Discount amortization	1,288	1,426	1,422
Total interest expense	$ 6,013	$ 6,980	$ 7,879
Effective interest rate of convertible notes (as a percent)							5.875%			7.00%